LINCOLN VARIABLE INSURANCE PRODUCTS TRUST

LVIP American Century Select Mid Cap Managed Volatility Fund

LVIP BlackRock Dividend Value Managed Volatility Fund

LVIP Blended Large Cap Growth Managed Volatility Fund

LVIP Blended Mid Cap Managed Volatility Fund

LVIP ClearBridge QS Select Large Cap Managed Volatility Fund (formerly, LVIP

Blended Core Equity Managed Volatility Fund)

LVIP Dimensional International Equity Managed Volatility Fund

LVIP Dimensional U.S. Equity Managed Volatility Fund

LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund

LVIP Franklin Templeton Global Equity Managed Volatility Fund

LVIP Invesco Select Equity Income Managed Volatility Fund

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund

LVIP MFS International Equity Managed Volatility Fund

LVIP Multi-Manager Global Equity Managed Volatility Fund

LVIP SSGA Global Tactical Allocation Managed Volatility Fund

LVIP SSGA International Managed Volatility Fund

LVIP SSGA Large Cap Managed Volatility Fund

LVIP SSGA SMID Cap Managed Volatility Fund

Supplement Dated January 3, 2020 to the Prospectuses Dated May 1, 2019

This Supplement updates certain information in the Prospectuses for the Funds listed above (each a “Fund”, collectively, the “Funds”). You may obtain copies of each Fund’s Prospectus free of charge, upon request, by calling toll-free 1-800-4LINCOLN (454-6265) or at www.lfg.com/lvip.

At a meeting of the Board of Trustees (the “Board”) of Lincoln Variable Insurance Products Trust (the “Trust”) on December 2-3, 2019, the Board approved the appointment of Schroder Investment Management North America Inc. (“SIMNA Inc.”) as a new subadviser to each Fund, effective on or about May 1, 2020 (the “Effective Date”). The Board also approved a sub-subadvisory agreement between SIMNA Inc. and Schroder Investment Management North America Limited (“SIMNA Limited”), under which SIMNA Inc. employs SIMNA Limited as investment sub-subadviser to the Funds. SIMNA Inc. and SIMNA Limited will replace SSGA Funds Management, Inc. (“SSGA”) in providing subadvisory services to the Funds.

As of the Effective Date, the Funds’ Prospectuses are revised as follows:

1.	All references to, and information regarding, SSGA in each Fund’s Prospectus are deleted in their entirety.

2.	The Managed Volatility Strategy section under the heading Principal Investment Strategies is replaced with the following in each Fund’s Prospectus:

Managed Volatility Strategy. Schroder Investment Management North America Inc. and Schroder Investment Management North America Limited (collectively, “Schroders” or “overlay manager”) serve as subadviser and sub-subadviser to the Fund, respectively, to implement the managed volatility strategy. This managed volatility strategy consists of selling (short) positions in exchange-traded equity futures contracts to manage overall portfolio volatility and seeks to reduce the impact on the Fund’s portfolio of significant market downturns during periods of high volatility. Schroders buys or sells (shorts) individual futures contracts on equity indices of domestic and foreign markets that it believes are highly correlated to the Fund’s equity exposure. Schroders may also buy and sell fixed income futures and foreign currency derivatives (futures and/or forwards) as part of this strategy. Although up to 20% of the Fund’s net assets may be used by Schroders to implement the managed volatility strategy, under normal market conditions it is expected that less than 10% of the Fund’s net assets will be used for the strategy. Schroders uses a proprietary volatility forecasting model to manage the assets allocated to this strategy. The managed volatility strategy is separate and distinct from any riders or features of your insurance contract.

A futures contract is an agreement between two parties to buy or sell a financial instrument for a set price on a future date. A “short position” would represent a contractual obligation to sell an equity index, fixed income instrument or foreign currency at a future date at a particular price. In contrast, a “long position” would represent a contractual obligation to buy an equity index, fixed income instrument or foreign currency at a future date at a particular price. A short position is generally used to protect against the possible decline in value of financial instruments.

Schroders will regularly adjust the level of exchange-traded futures contracts and/or foreign currency derivatives to seek to manage the Fund’s overall risk level, i.e., volatility. “Volatility” is a statistical measure of the dispersion of the Fund’s investment returns. Schroders’ investment in exchange-traded futures or foreign currency derivatives and their resulting costs could limit the upside participation of the Fund in strong appreciating markets relative to unhedged funds. In situations of extreme market volatility, the exchange-traded futures could potentially reduce the Fund’s net economic exposure to equity securities and foreign currency or increase the Fund’s net economic exposure to fixed income securities to a substantial degree. The amount of exchange-traded futures and foreign currency derivatives may fluctuate frequently based upon market conditions.

Schroders may take a long position in equity index futures and/or foreign currency derivatives for the purpose of providing an equity and/or currency exposure generally comparable to the holdings of cash. This allows the Fund to be fully invested in the market by turning cash into an equity and/or currency position while still maintaining the liquidity provided by the cash.

3.	The following is added to both Principal Risks sections of each Fund’s Prospectus:

Forwards Risk. The Fund’s use of forwards can involve greater risks than if the Fund were to invest directly in the underlying securities or assets. Because forwards often involve leverage, their use can significantly magnify the effect of price movements of the underlying securities or reference measures, disproportionately increasing the Fund’s losses and reducing the Fund’s opportunities for gains. Forward transactions traded over-the-counter and not cleared through a central counterparty may not get the expected payment or delivery of assets. If a forward counterparty fails to meet its obligations under the contract, the Fund may lose money.

4.	The following is added alphabetically to the Investment Adviser and Subadvisers section of each Fund’s Prospectus:

Investment Subadviser: Schroder Investment Management North America Inc. (“SIMNA Inc.”)

5.	The following is added to the Portfolio Managers section of each Fund’s Prospectus:

SIMNA Inc. Portfolio Managers	Company Title	Experience with Fund
Mike Hodgson, Ph.D.	Head of Risk Managed Investment and Structured Funds	Since May 2020
Marcus Durell	Portfolio Manager	Since May 2020

6.	The Managed Volatility Strategy section under the heading Investment Objective and Principal Investment Strategies is replaced with the following in each Fund’s Prospectus:

Managed Volatility Strategy. Schroder Investment Management North America Inc. and Schroder Investment Management North America Limited (collectively, “Schroders” or “overlay manager”) serve as subadviser and sub-subadviser to the Fund, respectively, to implement the managed volatility strategy. Schroders uses a proprietary volatility forecasting model and adjusts the assets within the portion of the Fund allocated by the Adviser to the managed volatility strategy (the “managed volatility sleeve”). This managed volatility strategy consists of selling (short) positions in exchange-traded equity futures contracts to manage overall portfolio volatility and seeks to reduce the impact on the Fund’s portfolio of significant market downturns during periods of high volatility. Parameterization and implementation of the volatility forecasting model may be adjusted based upon changes in market conditions.

2

Schroders selects individual futures contracts on equity indices of domestic and foreign markets that it believes are highly positively correlated to the Fund’s equity exposure. Schroders may also buy and sell fixed income futures and foreign currency derivatives (futures and/or forwards) as part of this strategy. Although up to 20% of the Fund’s net assets may be allocated to the managed volatility sleeve, under normal market conditions the Adviser generally expects to allocate less than 10% of the Fund’s net assets to the managed volatility sleeve. While the Adviser maintains overall responsibility for determining the maximum amount of the Fund’s assets which may be used in the managed volatility sleeve, Schroders will determine the specific amount of the Fund’s assets to be used in the managed volatility sleeve on a daily basis. Schroders will be responsible for the day-to-day trading of assets within the managed volatility sleeve as well as the maintenance of the model used in managing the managed volatility strategy. The Adviser will remain responsible for the oversight of Schroders’ activities, including the approval of any significant changes to the model. The managed volatility strategy is separate and distinct from any riders or features of your insurance contract.

A futures contract is an agreement between two parties to buy or sell a financial instrument for a set price on a future date. A “short position” would represent a contractual obligation to sell an equity index, fixed income instrument or foreign currency at a future date at a particular price. In contrast, a “long position” would represent a contractual obligation to buy an equity index, fixed income instrument or foreign currency at a future date at a particular price. A short position is generally used to protect against the possible decline in value of financial instruments.

Schroders will regularly adjust the level of exchange-traded futures contracts and/or foreign currency derivatives to seek to manage the overall risk level, i.e., volatility. “Volatility” in this context means variance in the Fund’s investment returns. Schroders will seek to manage currency risk involved in foreign futures contracts by buying or selling (shorting) foreign currency derivatives (futures and/or forwards). Schroders buys or sells (shorts) individual futures contracts on equity indices of domestic and foreign markets that it believes are highly positively correlated to the Fund’s equity exposure. Schroders will sell (short) futures contracts on these indices to decrease the Fund’s net economic exposure to equities based upon Schroders’ evaluation of market volatility. The short futures contracts are expected to increase in value as equity markets decline. Schroders may also buy and sell fixed income futures and foreign currency derivatives (futures and/or forwards) as part of this strategy. The amount of exchange-traded futures and/or foreign currency derivatives may fluctuate frequently based upon market conditions.

The Fund may be required to own cash or other liquid assets and post these assets with a broker as collateral to cover its obligation under the futures contracts. The Fund’s investment in these exchange-traded futures and their resulting costs could limit the upside participation of the Fund in strong, appreciating markets relative to unhedged funds. In situations of extreme market volatility, the exchanged-traded futures could potentially reduce the Fund’s economic exposure to equity securities and foreign currencies and/or increase the Fund’s net economic exposure to fixed income securities to a substantial degree. Schroders may take a long position in futures for the purpose of providing an equity exposure generally comparable to the holdings of cash. This allows the Fund to be more fully invested in the equity market by turning cash into an equity position while still maintaining the liquidity provided by the cash.

7.	The following is added to the Management and Organization section of each Fund’s prospectus:

Subadviser

Schroder Investment Management North America Inc. (“SIMNA Inc.”), located at 7 Bryant Park, New York, NY 10018, serves as sub-adviser to the Fund. Schroder Investment Management North America Limited (“SIMNA Ltd”), an affiliate of SIMNA Inc., serves as sub-subadviser to the Fund. SIMNA Inc. and SIMNA Ltd are wholly-owned subsidiaries of Schroders plc, a publicly-owned holding company organized under the laws of England. Schroders plc and its affiliates had assets under management of approximately $555.6 billion as of September 30, 2019.

SIMNA Inc.
Portfolio Mangers

Mike Hodgson, Ph.D., and Marcus Durell, are responsible for the day-to-day management of the Fund’s risk management overlay.

3

Mike Hodgson, Ph.D., is Head of Risk Managed Investment and Structured Funds at Schroders. Dr. Hodgson joined Schroders in 2011 and is responsible for tailoring return distributions of growth investments for clients using dynamic allocation strategies and derivatives. Dr. Hodgson holds a BSc in Physics from Imperial College, London. Dr. Hodgson also holds a Ph.D. in Physics from Cambridge University.

Marcus Durell is a Portfolio Manager within the Risk Managed Investments team at Schroders. Mr. Durell joined Schroders in 2012 and is head of the portfolio management team responsible for implementing dynamic allocation strategies using derivatives for clients, Mr. Durell holds BA (Hons) in Commerce from The University of Newcastle, Australia. Mr. Durell also holds a Diploma in Insurance from Deakin University.

8.	Shareholders of each Fund will receive an Information Statement, as required under the Trust’s Manager of Manager Exemptive Order, with more detailed information about Schroders.

PLEASE KEEP THIS SUPPLEMENT WITH YOUR PROSPECTUS

AND OTHER IMPORTANT RECORDS

4

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST

LVIP American Century Select Mid Cap Managed Volatility Fund

LVIP BlackRock Dividend Value Managed Volatility Fund

LVIP Blended Large Cap Growth Managed Volatility Fund

LVIP Blended Mid Cap Managed Volatility Fund

LVIP ClearBridge QS Select Large Cap Managed Volatility Fund

LVIP Dimensional International Equity Managed Volatility Fund

LVIP Dimensional U.S. Equity Managed Volatility Fund

LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund

LVIP Franklin Templeton Global Equity Managed Volatility Fund

LVIP Invesco Select Equity Income Managed Volatility Fund

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund

LVIP MFS International Equity Managed Volatility Fund

LVIP Multi-Manager Global Equity Managed Volatility Fund

LVIP SSGA International Managed Volatility Fund

LVIP SSGA Large Cap Managed Volatility Fund

LVIP SSGA SMID Cap Managed Volatility Fund

Supplement Dated January 3, 2020 to the Statement of Additional Information Dated May 1, 2019

This Supplement updates certain information in the Statement of Additional Information (“SAI”) for the Funds listed above (the “Funds”). You may obtain copies of the SAI free of charge, upon request, by calling toll-free 1-800-4LINCOLN (454-6265) or at www.lfg.com/lvip.

At a meeting of the Board of Trustees (the “Board”) of Lincoln Variable Insurance Products Trust (the “Trust”) on December 2-3, 2019, the Board approved the appointment of Schroder Investment Management North America Inc. (“SIMNA Inc.”) as a new subadviser to the Fund, effective on or about May 1, 2020 (the “Effective Date”). The Board also approved a sub-subadvisory agreement between SIMNA Inc. and Schroder Investment Management North America Limited (“SIMNA Limited”), under which SIMNA Inc. employs SIMNA Limited as investment sub-subadviser to the Fund. SIMNA Inc. and SIMNA Limited will replace SSGA Funds Management, Inc. (“SSGA”) in providing subadvisory services to the Fund.

As of the Effective Date, the SAI is revised as follows:

1.	All references to, and information regarding, SSGA, as they relate solely to the Funds, in the SAI are deleted in their entirety.

2.	The following replaces the corresponding Fund information on beginning on page 65 of the SAI within the Subadvisers section under the heading Investment Adviser and Subadvisers:

Fund	Subadviser
LVIP American Century Select Mid Cap Managed Volatility Fund	Schroder Investment Management North America Inc. 7 Bryant Park New York, New York 10018
LVIP BlackRock Dividend Value Managed Volatility Fund	Schroder Investment Management North America Inc. 7 Bryant Park New York, New York 10018
LVIP Blended Large Cap Growth Managed Volatility Fund	Schroder Investment Management North America Inc. 7 Bryant Park New York, New York 10018

Fund	Subadviser
LVIP Blended Mid Cap Managed Volatility Fund	Schroder Investment Management North America Inc. 7 Bryant Park New York, New York 10018
LVIP ClearBridge QS Select Large Cap Managed Volatility Fund	Schroder Investment Management North America Inc. 7 Bryant Park New York, New York 10018
LVIP Dimensional International Equity Managed Volatility Fund	Schroder Investment Management North America Inc. 7 Bryant Park New York, New York 10018
LVIP Dimensional U.S. Equity Managed Volatility Fund	Schroder Investment Management North America Inc. 7 Bryant Park New York, New York 10018
LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund	Schroder Investment Management North America Inc. 7 Bryant Park New York, New York 10018
LVIP Franklin Templeton Global Equity Managed Volatility Fund	Schroder Investment Management North America Inc. 7 Bryant Park New York, New York 10018
LVIP Invesco Select Equity Income Managed Volatility Fund	Schroder Investment Management North America Inc. 7 Bryant Park New York, New York 10018
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund	Schroder Investment Management North America Inc. 7 Bryant Park New York, New York 10018
LVIP MFS International Equity Managed Volatility Fund	Schroder Investment Management North America Inc. 7 Bryant Park New York, New York 10018
LVIP Multi-Manager Global Equity Managed Volatility Fund	Schroder Investment Management North America Inc. 7 Bryant Park New York, New York 10018
LVIP SSGA International Managed Volatility Fund	Schroder Investment Management North America Inc. 7 Bryant Park New York, New York 10018
LVIP SSGA Large Cap Managed Volatility Fund	Schroder Investment Management North America Inc. 7 Bryant Park New York, New York 10018
LVIP SSGA SMID Cap Managed Volatility Fund	Schroder Investment Management North America Inc. 7 Bryant Park New York, New York 10018

3.	The following is added to the Subadvisers section under the heading Investment Adviser and Subadvisers beginning on page 65 of the SAI:

Schroder Investment Management North America Inc. (“SIMNA Inc.”) is a wholly-owned subsidiary of Schroders plc, a publicly-owned holding company organized under the laws of England. Pursuant to a subadvisory agreement between LIAC and SIMNA Inc., SIMNA Inc. may employ sub-subadvisers to provide investment subadvisory services to the Funds it subadvises. Schroder Investment Management North America Limited (SIMNA Limited) is a sub-subadviser to the Funds and is an affiliate of SIMNA Inc.

4.	The following is added alphabetically to the chart on page 73 of the SAI to the Other Accounts Managed section under the heading Portfolio Managers:

Adviser/Subadviser Portfolio Manager(s)	Total Number of Other Accounts	Total Assets (in millions) of Other Accounts	Number of Other Accounts Paying Performance Fees	Total Assets (in millions) of other Accounts Paying Performance Fees

Schroder Investment Management North America Inc. (as of November 30, 2019)

Mike Hodgson, Ph.D.
Registered Investment Companies	2	$2,409	0	$0
Other Pooled Investment Vehicles	23	$13,247	0	$0
Other Accounts	35	$11,115	0	$0

Marcus Durell
Registered Investment Companies	0	$0	0	$0
Other Pooled Investment Vehicles	16	$7,553	0	$0
Other Accounts	31	$10,703	0	$0

5.	The following is added alphabetically to the section Material Conflicts of Interest under the heading Portfolio Managers beginning on page 85 of the SAI:

Schroders Investment Management North America Inc.

Potential Conflicts of Interest

Whenever a portfolio manager of a Fund manages other accounts, potential conflicts of interest exist, including potential conflicts between the investment strategy of the Fund and the investment strategy of the other accounts. For example, in certain instances, a portfolio manager may take conflicting positions in a particular security for different accounts, by selling a security for one account and continuing to hold it for another account. In addition, the fact that other accounts require the portfolio manager to devote less than all of his or her time to a Fund may be seen itself to constitute a conflict with the interest of the Fund.

Each portfolio manager may also execute transactions for another fund or account at the direction of such fund or account that may adversely impact the value of securities held by a Fund. Securities selected for funds or accounts other than such Fund may outperform the securities selected for the Fund. Finally, if the portfolio manager identifies a limited investment opportunity that may be suitable for more than one fund or other account, a Fund may not be able to take full advantage of that opportunity due to an allocation of that opportunity across all eligible funds and accounts. Schroders’ policies, however, require that portfolio managers allocate investment opportunities among accounts managed by them in an equitable manner over time. Orders are normally allocated on a pro rata basis, except that in certain circumstances, such as the small size of an issue, orders will be allocated among clients in a manner believed by Schroders to be fair and equitable over time.

The structure of a portfolio manager’s compensation may give rise to potential conflicts of interest. A portfolio manager’s base pay tends to increase with additional and more complex responsibilities that include increased assets under management, which indirectly links compensation to sales. Also, potential conflicts of interest may arise since the structure of Schroders’ compensation may vary from account to account.

Schroders has adopted certain compliance procedures that are designed to address these, and other, types of conflicts.

However, there is no guarantee that such procedures will detect each and every situation where a conflict arises.

6.	The following is added alphabetically to Appendix B – Proxy Voting Policies and Procedures section beginning on page 113 of the SAI:

SCHRODER INVESTMENT MANAGEMENT NORTH AMERICA INC. POLICY RELATING TO

IDENTIFYING AND ACTING UPON CONFLICTS OF INTEREST IN CONNECTION WITH ITS PROXY

VOTING OBLIGATIONS

This document sets forth Schroder Investment Management North America Inc.’s (“SIMNA’s”) policy with respect to proxy voting and its procedures to comply with Rule 206(4)-6 under the Investment Advisers Act of 1940 and Rule 30b1-4 under the Investment Company Act of 1940. Specifically, Rule 206(4)-6 requires that SIMNA:

•	Adopt and implement written policies and procedures reasonably designed to ensure that proxies are voted in the best interest of clients and
•	Disclose its proxy voting policies and procedures to clients and inform them how they may obtain information about how SIMNA voted proxies.

Rule 30b1-4 requires that the U.S. Mutual Funds for which SIMNA serves as an investment adviser (the “Funds”):

•	Disclose their proxy voting policies and procedures in their registration statements; and
•	Annually, file with the SEC and make available to shareholders their actual proxy voting.

Proxy Voting General Principles

SIMNA will evaluate and usually vote for or against all proxy requests relating to securities held in any account managed by SIMNA (unless this responsibility has been retained by the client).

Proxies will be treated and evaluated with the same attention and investment skill as the trading of securities in the accounts.

Proxies will be voted in a manner that is deemed most likely to protect and enhance the longer-term value of the security as an asset to the account.

Corporate Governance Committee

The Corporate Governance Committee for the Schroders Group consists of investment professionals and other officers and coordinates with SIMNA to ensure compliance with this proxy voting policy. The Committee meets on a periodic basis to review proxies voted, policy guidelines and to examine any issues raised, including a review of any votes cast in connection with controversial issues.

The procedure for evaluating proxy requests is as follows:

The Schroders’ Group Corporate Governance Team (the “Team”) provides an initial evaluation of the proxy request, seeks advice where necessary, especially from the U.S. small cap and mid cap product heads, and consults with portfolio managers who have invested in the company should a controversial issue arise.

When coordinating proxy-voting decisions, the Team generally adheres to the Group Environmental, Social & Governance Policy (the “Policy”), as revised from time to time. The Policy, which has been approved by the Corporate Governance Committee, sets forth Schroder Group positions on recurring issues and criteria for addressing non-recurring issues. The Policy is a part of these procedures and is incorporated herein by reference. The Corporate Governance Committee exercises oversight to assure that proxies are voted in accordance with the Policy and that any votes inconsistent with the Policy or against management are appropriately documented.

The Team uses Institutional Shareholder Services, Inc. (“ISS”) to assist in voting proxies. ISS provides proxy research, voting and vote-reporting services. ISS’s primary function is to apprise the Team of shareholder meeting dates of all securities holdings, translate proxy materials received from companies, provide associated research and provide considerations and recommendations for voting on particular proxy proposals. Although SIMNA may consider ISS’s and others’ recommendations on proxy issues, SIMNA bears ultimate responsibility for proxy voting decisions.

SIMNA may also consider the recommendations and research of other providers, including the National Association of Pension Funds’ Voting Issues Service.

Conflicts

From time to time, proxy voting proposals may raise conflicts between the interests of SIMNA’s clients and the interests of SIMNA and/or its employees. SIMNA has adopted this policy and procedures to ensure that decisions to vote the proxies are based on the clients’ best interests.

For example, conflicts of interest may arise when:

•	Proxy votes regarding non-routine matters are solicited by an issuer that, directly or indirectly, has a client relationship with SIMNA;
•	A proponent of a proxy proposal has a client relationship with SIMNA;
•	A proponent of a proxy proposal has a business relationship with SIMNA;
•	SIMNA has business relationships with participants in proxy contests, corporate directors or director candidates;

SIMNA is responsible for identifying proxy voting proposals that may present a material conflict of interest. If SIMNA receives a proxy relating to an issuer that raises a conflict of interest, the Team shall determine whether the conflict is “material” to any specific proposal included within the proxy. SIMNA (or the Team on behalf of SIMNA) will determine whether a proposal is material as follows:

•

Routine Proxy Proposals: Proxy proposals that are “routine” shall be presumed not to involve a material conflict of interest unless SIMNA has actual knowledge that a routine proposal should be treated as material. For this purpose, “routine” proposals would typically include matters such as uncontested election of directors, meeting formalities, and approval of an annual report/financial statements.

•

Non-Routine Proxy Proposals: Proxy proposals that are “non-routine” will be presumed to involve a material conflict of interest, unless SIMNA determines that neither SIMNA nor its personnel have a conflict of interest or the conflict is unrelated to the proposal in question. For this purpose, “non-routine” proposals would typically include any contested matter, including a contested election of directors, a merger or sale of substantial assets, a change in the articles of incorporation that materially affects the rights of shareholders, and compensation matters for management (e.g., stock, option plans, retirement plans, profit-sharing or other special remuneration plans). If SIMNA determines that there is, or may be perceived to be, a conflict of interest when voting a proxy, SIMNA will address matters involving such conflicts of interest as follows:

A.	If a proposal is addressed by the Policy, SIMNA will vote in accordance with such Policy;

B.	If SIMNA believes it is in the best interests of clients to depart from the Policy, SIMNA will be subject to the requirements of C or D below, as applicable;

C.

If the proxy proposal is (1) not addressed by the Policy or (2) requires a case-by-case determination, SIMNA may vote such proxy as it determines to be in the best interest of clients, without taking any action described in D below, provided that such vote would be against SIMNA’s own interest in the matter (i.e., against the perceived or actual conflict). The rationale of such vote will be memorialized in writing; and

D.	If the proxy proposal is (1) not addressed by the Policy or (2) requires a case-by-case determination, and SIMNA believes it should vote in a way that may also benefit, or be perceived to benefit, its own interest, then SIMNA must take one of the following actions in voting such proxy: (a) vote in accordance with ISS’ recommendation; (b) in exceptional cases, inform the client(s) of the conflict of interest and obtain consent to vote the proxy as recommended by SIMNA; or (c) obtain approval of the decision from the Chief Compliance Officer and the Chief Investment Officer (the rationale of such vote will be memorialized in writing). Where the director of a company is also a director of Schroders plc, SIMNA will vote in accordance with ISS’ recommendation.

Record of Proxy Voting

SIMNA will maintain, or have available, written or electronic copies of each proxy statement received and of each executed proxy.

SIMNA will also maintain records relating to each proxy, including (i) the voting decision with regard to each proxy; and (ii) any documents created by SIMNA, the Team and/or the Proxy Committee, or others, that were material to making the voting decision; (iii) any decisions of the Chief Compliance Officer and the Chief Investment Officer.

SIMNA will maintain a record of each written request from a client for proxy voting information and its written response to any request (oral or written) from any client for proxy voting information.

Such records will be maintained for at least six years and may be retained electronically.

Additional Reports and Disclosures for the Funds

The Funds must disclose their policies and procedures for voting proxies in their Statement of Additional Information. In addition to the records required to be maintained by SIMNA, the following information will be made available to the Funds or their agent to enable the Funds to file Form N-PX under Rule 30b1- 4:

For each matter on which a fund is entitled to vote:

•	Name of the issuer of the security;
•	Exchange ticker symbol;
•	CUSIP number, if available;
•	Shareholder meeting date;
•	Brief summary of the matter voted upon;
•	Source of the proposal, i.e., issuer or shareholder;
•	Whether the fund voted on the matter;
•	How the fund voted; and
•	Whether the fund voted with or against management.

Further, the Funds are required to make available to shareholders the Funds’ actual proxy voting record. If requested, the most recently filed Form N-PX must be sent within three (3) days of receipt of the request.

7.	The following is added alphabetically to the Appendix C – Compensation Structures and Methodologies of Portfolio Managers section beginning on page 184 of the SAI:

Compensation. Schroders’ methodology for measuring and rewarding the contribution made by portfolio managers combines quantitative measures with qualitative measures. The Funds’ portfolio managers are compensated for their services to the Funds and to other accounts they manage in a combination of base salary and annual discretionary bonus, as well as the standard retirement, health and welfare benefits available to all Schroders employees. Certain fund managers may also receive awards under a long-term incentive program. Base salary of Schroders’ employees is determined by reference to the level of responsibility inherent in the role and the experience of the incumbent, is benchmarked annually against market data to ensure that Schroders is paying competitively. Schroders’ reviews base salaries annually, targeting increases at employees whose roles have increased in scope materially during the year and those whose salary is behind market rates. At more senior levels, base salaries tend to be adjusted less frequently as the emphasis is increasingly on the discretionary bonus.

Discretionary bonuses for portfolio managers may be comprised of an agreed contractual floor, a revenue component and/or a discretionary component. Any discretionary bonus is determined by a number of factors. At a macro level the total amount available to spend is a function of the bonus to pre-bonus profit ratio before tax and the compensation to revenue ratio achieve by Schroders globally. Schroders then assesses the performance of the division and of a management team to determine the share of the aggregate bonus pool that is spent in each area. This focus on “team” maintains consistency and minimizes internal competition that may be detrimental to the interests of Schroders’ clients. For each team, Schroders assesses the performance of their funds relative to competitors and to relevant benchmarks (which may be internally and/or externally-based and are considered over a range of performance periods), the level of funds under management, and the level of performance fees generated, if any. Schroders also reviews “softer” factors such as leadership, contribution to other parts of the business, and an assessment of the employee’s behavior and the extent to which it is in line with our corporate values of excellence, integrity, teamwork, passion and innovation.

For those employees receiving significant bonuses, a part may be deferred in the form of Schroders plc stock and fund-based awards of notional cash investments in a range of Schroders Funds. These deferrals vest over a period of three years and are designed to ensure that the interests of the employees are aligned with those of the shareholders of Schroders.

PLEASE KEEP THIS SUPPLEMENT WITH YOUR SAI AND OTHER IMPORTANT RECORDS

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST LVIP SSGA Global Tactical Allocation Managed Volatility Fund
Supplement Dated January 3, 2020 to the Statement of Additional Information Dated May 1, 2019

This Supplement updates certain information in the Statement of Additional Information (“SAI”) for the Fund listed above (the “Fund”). You may obtain copies of the SAI free of charge, upon request, by calling toll-free 1-800-4LINCOLN (454-6265) or at www.lfg.com/lvip.

At a meeting of the Board of Trustees (the “Board”) of Lincoln Variable Insurance Products Trust (the “Trust”) on December 2-3, 2019, the Board approved the appointment of Schroder Investment Management North America Inc. (“SIMNA Inc.”) as a new subadviser to the Fund, effective on or about May 1, 2020 (the “Effective Date”). The Board also approved a sub-subadvisory agreement between SIMNA Inc. and Schroder Investment Management North America Limited (“SIMNA Limited”), under which SIMNA Inc. employs SIMNA Limited as investment sub-subadviser to the Fund. SIMNA Inc. and SIMNA Limited will replace SSGA Funds Management, Inc. (“SSGA”) in providing subadvisory services to the Fund.

As of the Effective Date, the SAI is revised as follows:

1.	All references to, and information regarding, SSGA, as they relate solely to the Fund, in the SAI are deleted in their entirety.

2.	The following replaces the corresponding Fund information beginning on page 39 of the SAI within the Subadvisers section under the heading Investment Adviser and Subadvisers:

Fund	Subadviser
LVIP SSGA Global Tactical Allocation Managed Volatility Fund	Schroder Investment Management North America Inc. 7 Bryant Park New York, New York 10018

3.	The following is added to the Subadvisers section under the heading Investment Adviser and Subadvisers on beginning on page 39 of the SAI:

Schroder Investment Management North America Inc. (“SIMNA Inc.”) is a wholly-owned subsidiary of Schroders plc, a publicly-owned holding company organized under the laws of England. Pursuant to a subadvisory agreement between LIAC and SIMNA Inc., SIMNA Inc. may employ sub-subadvisers to provide investment subadvisory services to the Funds it subadvises. Schroder Investment Management North America Limited (SIMNA Limited) is a sub-subadviser to the Fund and is an affiliate of SIMNA Inc.

4.	The following is added alphabetically to the chart on page 42 of the SAI to the Other Accounts Managed section under the heading Portfolio Managers:

Adviser/Subadviser Portfolio Manager(s)	Total Number of Other Accounts	Total Assets (in millions) of Other Accounts	Number of Other Accounts Paying Performance Fees	Total Assets (in millions) of other Accounts Paying Performance Fees

Schroder Investment Management North America Inc. (as of November 30, 2019)

Mike Hodgson, Ph.D.
Registered Investment Companies	2	$2,409	0	$0
Other Pooled Investment Vehicles	23	$13,247	0	$0
Other Accounts	35	$11,115	0	$0

Marcus Durell
Registered Investment Companies	0	$0	0	$0
Other Pooled Investment Vehicles	16	$7,553	0	$0
Other Accounts	31	$10,703	0	$0

5.	The following is added alphabetically to the section Material Conflicts of Interest under the heading Portfolio Managers beginning on page 44 of the SAI:

Schroders Investment Management North America Inc.

Potential Conflicts of Interest

Whenever a portfolio manager of a Fund manages other accounts, potential conflicts of interest exist, including potential conflicts between the investment strategy of the Fund and the investment strategy of the other accounts. For example, in certain instances, a portfolio manager may take conflicting positions in a particular security for different accounts, by selling a security for one account and continuing to hold it for another account. In addition, the fact that other accounts require the portfolio manager to devote less than all of his or her time to a Fund may be seen itself to constitute a conflict with the interest of the Fund.

Each portfolio manager may also execute transactions for another fund or account at the direction of such fund or account that may adversely impact the value of securities held by a Fund. Securities selected for funds or accounts other than such Fund may outperform the securities selected for the Fund. Finally, if the portfolio manager identifies a limited investment opportunity that may be suitable for more than one fund or other account, a Fund may not be able to take full advantage of that opportunity due to an allocation of that opportunity across all eligible funds and accounts. Schroders’ policies, however, require that portfolio managers allocate investment opportunities among accounts managed by them in an equitable manner over time. Orders are normally allocated on a pro rata basis, except that in certain circumstances, such as the small size of an issue, orders will be allocated among clients in a manner believed by Schroders to be fair and equitable over time.

The structure of a portfolio manager’s compensation may give rise to potential conflicts of interest. A portfolio manager’s base pay tends to increase with additional and more complex responsibilities that include increased assets under management, which indirectly links compensation to sales. Also, potential conflicts of interest may arise since the structure of Schroders’ compensation may vary from account to account.

Schroders has adopted certain compliance procedures that are designed to address these, and other, types of conflicts.

However, there is no guarantee that such procedures will detect each and every situation where a conflict arises.

6.	The following is added alphabetically to Appendix B – Proxy Voting Policies and Procedures section beginning on page 60 of the SAI:

SCHRODER INVESTMENT MANAGEMENT NORTH AMERICA INC. POLICY RELATING TO

IDENTIFYING AND ACTING UPON CONFLICTS OF INTEREST IN CONNECTION WITH ITS PROXY

VOTING OBLIGATIONS

This document sets forth Schroder Investment Management North America Inc.’s (“SIMNA’s”) policy with respect to proxy voting and its procedures to comply with Rule 206(4)-6 under the Investment Advisers Act of 1940 and Rule 30b1-4 under the Investment Company Act of 1940. Specifically, Rule 206(4)-6 requires that SIMNA:

•	Adopt and implement written policies and procedures reasonably designed to ensure that proxies are voted in the best interest of clients and
•	Disclose its proxy voting policies and procedures to clients and inform them how they may obtain

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information about how SIMNA voted proxies.

Rule 30b1-4 requires that the U.S. Mutual Funds for which SIMNA serves as an investment adviser (the “Funds”):

•	Disclose their proxy voting policies and procedures in their registration statements; and
•	Annually, file with the SEC and make available to shareholders their actual proxy voting.

Proxy Voting General Principles

SIMNA will evaluate and usually vote for or against all proxy requests relating to securities held in any account managed by SIMNA (unless this responsibility has been retained by the client).

Proxies will be treated and evaluated with the same attention and investment skill as the trading of securities in the accounts.

Proxies will be voted in a manner that is deemed most likely to protect and enhance the longer-term value of the security as an asset to the account.

Corporate Governance Committee

The Corporate Governance Committee for the Schroders Group consists of investment professionals and other officers and coordinates with SIMNA to ensure compliance with this proxy voting policy. The Committee meets on a periodic basis to review proxies voted, policy guidelines and to examine any issues raised, including a review of any votes cast in connection with controversial issues.

The procedure for evaluating proxy requests is as follows:

The Schroders’ Group Corporate Governance Team (the “Team”) provides an initial evaluation of the proxy request, seeks advice where necessary, especially from the U.S. small cap and mid cap product heads, and consults with portfolio managers who have invested in the company should a controversial issue arise.

When coordinating proxy-voting decisions, the Team generally adheres to the Group Environmental, Social & Governance Policy (the “Policy”), as revised from time to time. The Policy, which has been approved by the Corporate Governance Committee, sets forth Schroder Group positions on recurring issues and criteria for addressing non-recurring issues. The Policy is a part of these procedures and is incorporated herein by reference. The Corporate Governance Committee exercises oversight to assure that proxies are voted in accordance with the Policy and that any votes inconsistent with the Policy or against management are appropriately documented.

The Team uses Institutional Shareholder Services, Inc. (“ISS”) to assist in voting proxies. ISS provides proxy research, voting and vote-reporting services. ISS’s primary function is to apprise the Team of shareholder meeting dates of all securities holdings, translate proxy materials received from companies, provide associated research and provide considerations and recommendations for voting on particular proxy proposals. Although SIMNA may consider ISS’s and others’ recommendations on proxy issues, SIMNA bears ultimate responsibility for proxy voting decisions.

SIMNA may also consider the recommendations and research of other providers, including the National Association of Pension Funds’ Voting Issues Service.

Conflicts

From time to time, proxy voting proposals may raise conflicts between the interests of SIMNA’s clients and the interests of SIMNA and/or its employees. SIMNA has adopted this policy and procedures to ensure that decisions to vote the proxies are based on the clients’ best interests.

For example, conflicts of interest may arise when:

•	Proxy votes regarding non-routine matters are solicited by an issuer that, directly or indirectly, has a

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client relationship with SIMNA;
•	A proponent of a proxy proposal has a client relationship with SIMNA;
•	A proponent of a proxy proposal has a business relationship with SIMNA;
•	SIMNA has business relationships with participants in proxy contests, corporate directors or director candidates;

SIMNA is responsible for identifying proxy voting proposals that may present a material conflict of interest. If SIMNA receives a proxy relating to an issuer that raises a conflict of interest, the Team shall determine whether the conflict is “material” to any specific proposal included within the proxy. SIMNA (or the Team on behalf of SIMNA) will determine whether a proposal is material as follows:

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Routine Proxy Proposals: Proxy proposals that are “routine” shall be presumed not to involve a material conflict of interest unless SIMNA has actual knowledge that a routine proposal should be treated as material. For this purpose, “routine” proposals would typically include matters such as uncontested election of directors, meeting formalities, and approval of an annual report/financial statements.

•

Non-Routine Proxy Proposals: Proxy proposals that are “non-routine” will be presumed to involve a material conflict of interest, unless SIMNA determines that neither SIMNA nor its personnel have a conflict of interest or the conflict is unrelated to the proposal in question. For this purpose, “non-routine” proposals would typically include any contested matter, including a contested election of directors, a merger or sale of substantial assets, a change in the articles of incorporation that materially affects the rights of shareholders, and compensation matters for management (e.g., stock, option plans, retirement plans, profit-sharing or other special remuneration plans). If SIMNA determines that there is, or may be perceived to be, a conflict of interest when voting a proxy, SIMNA will address matters involving such conflicts of interest as follows:

E.	If a proposal is addressed by the Policy, SIMNA will vote in accordance with such Policy;

F.	If SIMNA believes it is in the best interests of clients to depart from the Policy, SIMNA will be subject to the requirements of C or D below, as applicable;

G.

If the proxy proposal is (1) not addressed by the Policy or (2) requires a case-by-case determination, SIMNA may vote such proxy as it determines to be in the best interest of clients, without taking any action described in D below, provided that such vote would be against SIMNA’s own interest in the matter (i.e., against the perceived or actual conflict). The rationale of such vote will be memorialized in writing; and

H.

If the proxy proposal is (1) not addressed by the Policy or (2) requires a case-by-case determination, and SIMNA believes it should vote in a way that may also benefit, or be perceived to benefit, its own interest, then SIMNA must take one of the following actions in voting such proxy: (a) vote in accordance with ISS’ recommendation; (b) in exceptional cases, inform the client(s) of the conflict of interest and obtain consent to vote the proxy as recommended by SIMNA; or (c) obtain approval of the decision from the Chief Compliance Officer and the Chief Investment Officer (the rationale of such vote will be memorialized in writing). Where the director of a company is also a director of Schroders plc, SIMNA will vote in accordance with ISS’ recommendation.

Record of Proxy Voting

SIMNA will maintain, or have available, written or electronic copies of each proxy statement received and of each executed proxy.

SIMNA will also maintain records relating to each proxy, including (i) the voting decision with regard to each proxy; and (ii) any documents created by SIMNA, the Team and/or the Proxy Committee, or others, that were material to making the voting decision; (iii) any decisions of the Chief Compliance Officer and the Chief Investment Officer.

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SIMNA will maintain a record of each written request from a client for proxy voting information and its written response to any request (oral or written) from any client for proxy voting information.

Such records will be maintained for at least six years and may be retained electronically. Additional Reports and Disclosures for the Funds

The Funds must disclose their policies and procedures for voting proxies in their Statement of Additional Information. In addition to the records required to be maintained by SIMNA, the following information will be made available to the Funds or their agent to enable the Funds to file Form N-PX under Rule 30b1- 4:

For each matter on which a fund is entitled to vote:

•	Name of the issuer of the security;
•	Exchange ticker symbol;
•	CUSIP number, if available;
•	Shareholder meeting date;
•	Brief summary of the matter voted upon;
•	Source of the proposal, i.e., issuer or shareholder;
•	Whether the fund voted on the matter;
•	How the fund voted; and
•	Whether the fund voted with or against management.

Further, the Funds are required to make available to shareholders the Funds’ actual proxy voting record. If requested, the most recently filed Form N-PX must be sent within three (3) days of receipt of the request.

7.	The following is added alphabetically to the Appendix C – Compensation Structures and Methodologies of Portfolio Managers section beginning on page 80 of the SAI:

Compensation. Schroders’ methodology for measuring and rewarding the contribution made by portfolio managers combines quantitative measures with qualitative measures. The Funds’ portfolio managers are compensated for their services to the Funds and to other accounts they manage in a combination of base salary and annual discretionary bonus, as well as the standard retirement, health and welfare benefits available to all Schroders employees. Certain fund managers may also receive awards under a long-term incentive program. Base salary of Schroders’ employees is determined by reference to the level of responsibility inherent in the role and the experience of the incumbent, is benchmarked annually against market data to ensure that Schroders is paying competitively. Schroders’ reviews base salaries annually, targeting increases at employees whose roles have increased in scope materially during the year and those whose salary is behind market rates. At more senior levels, base salaries tend to be adjusted less frequently as the emphasis is increasingly on the discretionary bonus.

Discretionary bonuses for portfolio managers may be comprised of an agreed contractual floor, a revenue component and/or a discretionary component. Any discretionary bonus is determined by a number of factors. At a macro level the total amount available to spend is a function of the bonus to pre-bonus profit ratio before tax and the compensation to revenue ratio achieve by Schroders globally. Schroders then assesses the performance of the division and of a management team to determine the share of the aggregate bonus pool that is spent in each area. This focus on “team” maintains consistency and minimizes internal competition that may be detrimental to the interests of Schroders’ clients. For each team, Schroders assesses the performance of their funds relative to competitors and to relevant benchmarks (which may be internally and/or externally-based and are considered over a range of performance periods), the level of funds under management, and the level of performance fees generated, if any. Schroders also reviews “softer” factors such as leadership, contribution to other parts of the business, and an assessment of the employee’s behavior and the extent to which it is in line with our corporate values of excellence, integrity, teamwork, passion and innovation.

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For those employees receiving significant bonuses, a part may be deferred in the form of Schroders plc stock and fund-based awards of notional cash investments in a range of Schroders Funds. These deferrals vest over a period of three years and are designed to ensure that the interests of the employees are aligned with those of the shareholders of Schroders.

PLEASE KEEP THIS SUPPLEMENT WITH YOUR SAI AND OTHER IMPORTANT RECORDS

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